Investments - Narrative (Details) ¥ in Thousands			1 Months Ended		12 Months Ended
	Nov. 13, 2018	Sep. 26, 2016	Mar. 31, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of joint ventures [line items]
Investments						$ 21,647,000		$ 13,994,000
Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Investments						$ 0		$ 0	$ 676,000
Proportion of ownership interest in joint venture		10.00%			10.00%	10.00%	10.00%	10.00%
Capital contributions			¥ 6,700	$ 971,000		$ 0
Weichai Ballard JV
Disclosure of joint ventures [line items]
Investments						21,642,000		$ 13,989,000	$ 0
Capital contribution						$ 20,944,000		$ 14,286,000
Proportion of ownership interest in joint venture	49.00%				49.00%	49.00%	49.00%	49.00%
Capital contributions					¥ 143,325	$ 20,944,000	¥ 98,000	$ 14,286,000